Schedule of operating segments (Details) - USD ($)	4 Months Ended	12 Months Ended
	Aug. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Profit/(Loss) before tax	$ (6,303)
Income tax expense
Profit/(Loss) for the financial year	(6,303)
Segment assets	1
Segment liabilities	$ 6,303
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Profit/(Loss) from operations		$ (2,355,731)	$ (535,452)
Finance costs		(42,844)	(46,608)
Profit/(Loss) before tax		(2,398,575)	(582,060)
Income tax expense		7,414	(147,802)
Profit/(Loss) for the financial year		(2,391,161)	(729,862)
Segment assets		6,700,933	4,802,896
Segment liabilities		5,249,941	3,172,140
Amortisation of intangible assets		44,807	91,773
Amortisation of right-of-use assets		403,019	326,992
Additional of property, plant and equipment		221,317	274,467
Depreciation of property, plant and equipment		455,613	479,861
Property, plant and equipment written off		14,083	69,162
Impairment losses on investment in associates			250
Impairment losses on investment in unquoted shares			343
Alps Global Holding Berhad [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue		(652,366)	(974,295)
Profit/(Loss) from operations			1,574,357
Finance costs
Profit/(Loss) before tax			1,574,357
Income tax expense
Profit/(Loss) for the financial year			1,574,357
Segment assets		(6,543,765)	(6,477,331)
Segment liabilities		(6,383,376)	(6,596,592)
Amortisation of intangible assets
Amortisation of right-of-use assets
Additional of property, plant and equipment
Depreciation of property, plant and equipment
Property, plant and equipment written off
Impairment losses on investment in associates
Impairment losses on investment in unquoted shares
Alps Global Holding Berhad [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue		2,403,552	3,594,828
Profit/(Loss) from operations		(2,355,731)	(535,452)
Finance costs		(42,844)	(46,608)
Profit/(Loss) before tax		(2,398,575)	(582,060)
Income tax expense		7,414	(147,802)
Profit/(Loss) for the financial year		(2,391,161)	(729,862)
Segment assets		6,700,933	4,802,896
Segment liabilities		5,249,941	3,172,140
Amortisation of intangible assets		44,807	91,773
Amortisation of right-of-use assets		403,019	326,992
Additional of property, plant and equipment		221,317	274,467
Depreciation of property, plant and equipment		455,613	479,861
Property, plant and equipment written off		14,083	69,162
Impairment losses on investment in associates			250
Impairment losses on investment in unquoted shares			343
Medical and wellness segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue		2,577,255	3,578,795
Profit/(Loss) from operations		(381,848)	589,943
Finance costs		(6,944)	(20,366)
Profit/(Loss) before tax		(388,792)	569,577
Income tax expense		7,414	(147,802)
Profit/(Loss) for the financial year		(381,378)	421,775
Segment assets		1,888,659	2,470,724
Segment liabilities		2,676,331	2,912,837
Amortisation of intangible assets		31	119
Amortisation of right-of-use assets		141,762	171,021
Additional of property, plant and equipment		75,773	49,093
Depreciation of property, plant and equipment		67,906	83,216
Property, plant and equipment written off		14,083	23,880
Impairment losses on investment in associates
Impairment losses on investment in unquoted shares
Life science segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue		393,419	901,369
Profit/(Loss) from operations		(1,130,176)	(839,914)
Finance costs		(12,240)	(20,845)
Profit/(Loss) before tax		(1,142,416)	(860,759)
Income tax expense
Profit/(Loss) for the financial year		(1,142,416)	(860,759)
Segment assets		2,893,474	3,562,862
Segment liabilities		5,194,755	4,824,921
Amortisation of intangible assets			44,928
Amortisation of right-of-use assets		117,110	122,214
Additional of property, plant and equipment		42,013	222,685
Depreciation of property, plant and equipment		370,197	386,963
Property, plant and equipment written off			45,282
Impairment losses on investment in associates
Impairment losses on investment in unquoted shares
All other segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue		85,244	88,959
Profit/(Loss) from operations		(843,707)	(1,859,838)
Finance costs		(23,660)	(5,397)
Profit/(Loss) before tax		(867,367)	(1,865,235)
Income tax expense
Profit/(Loss) for the financial year		(867,367)	(1,865,235)
Segment assets		8,462,565	5,246,641
Segment liabilities		3,762,231	2,030,974
Amortisation of intangible assets		44,776	46,726
Amortisation of right-of-use assets		144,147	33,757
Additional of property, plant and equipment		103,531	2,689
Depreciation of property, plant and equipment		17,510	9,682
Property, plant and equipment written off
Impairment losses on investment in associates			250
Impairment losses on investment in unquoted shares			343
External sales [member] | Alps Global Holding Berhad [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue
External sales [member] | Alps Global Holding Berhad [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue		2,403,552	3,594,828
External sales [member] | Medical and wellness segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue		2,390,113	3,557,231
External sales [member] | Life science segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue		523	24,118
External sales [member] | All other segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue		12,916	13,479
Inter segment sales [member] | Alps Global Holding Berhad [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue		(652,366)	(974,295)
Inter segment sales [member] | Alps Global Holding Berhad [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue
Inter segment sales [member] | Medical and wellness segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue		187,142	21,564
Inter segment sales [member] | Life science segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue		392,896	877,251
Inter segment sales [member] | All other segments [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total revenue		$ 72,328	$ 75,480